Net (loss) income per share and net (loss) income attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2024
Net (loss) income per share and net (loss) income attributable to ordinary shareholders
Net (loss) income per share and net (loss) income attributable to ordinary shareholders

15.Net (loss) income per share and net (loss) income attributable to ordinary shareholders

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per share	(75,422,408)	35,517,634	(306,810,286)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	31,971,245	31,977,665	30,832,271
Basic net (loss) income per ordinary share	(2.36)	1.11	(9.95)
Diluted net (loss) income per share calculation
Numerator:
Net (loss) income attributable to ordinary shareholders of DouYu Holdings Limited	(75,422,408)	35,517,634	(306,810,286)
Net (loss) income attributable to ordinary shareholders for computing diluted net (loss) income per ordinary share	(75,422,408)	35,517,634	(306,810,286)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share	31,971,245	31,977,665	30,832,271
Weighted average ordinary shares used in computing diluted (loss) income per ordinary share	31,971,245	31,977,665	30,832,271
Diluted net (loss) income per ordinary share	(2.36)	1.11	(9.95)